UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside, 2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

      /s/ Christopher Cheng     Westport, CT     July 29, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $157,342 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     3226    53672 SH       SOLE                    53672        0        0
ABBOTT LABS                    COM              002824100     4084    86819 SH       SOLE                    86819        0        0
ALCON INC                      COM SHS          H01301102      264     2270 SH       SOLE                     2270        0        0
AT&T INC                       COM              00206R102     5690   229067 SH       SOLE                   229067        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     3924   110732 SH       SOLE                   110732        0        0
BANK OF AMERICA CORPORATION    COM              060505104     5137   389196 SH       SOLE                   389196        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     4904   167329 SH       SOLE                   167329        0        0
BARD C R INC                   COM              067383109     6200    83280 SH       SOLE                    83280        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      269       93 SH       SOLE                       93        0        0
BMC SOFTWARE INC               COM              055921100      254     7510 SH       SOLE                     7510        0        0
BP PLC                         SPONSORED ADR    055622104      434     9100 SH       SOLE                     9100        0        0
CISCO SYS INC                  COM              17275r102     5002   268211 SH       SOLE                   268211        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483e100      229     2820 SH       SOLE                     2820        0        0
EMERSON ELEC CO                COM              291011104     3032    93567 SH       SOLE                    93567        0        0
EXXON MOBIL CORP               COM              30231G102     6525    93336 SH       SOLE                    93336        0        0
GENERAL ELECTRIC CO            COM              369604103     3202   273241 SH       SOLE                   273241        0        0
GOODRICH CORP                  COM              382388106      285     5710 SH       SOLE                     5710        0        0
HALLIBURTON CO                 COM              406216101     3879   187380 SH       SOLE                   187380        0        0
HEWLETT PACKARD CO             COM              428236103      694    17952 SH       SOLE                    17952        0        0
HOME DEPOT INC                 COM              437076102     3225   136460 SH       SOLE                   136460        0        0
INTEL CORP                     COM              458140100     3526   213075 SH       SOLE                   213075        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      282     2700 SH       SOLE                     2700        0        0
INVESCO LTD                    SHS              g491bt108     3089   173349 SH       SOLE                   173349        0        0
JOHNSON & JOHNSON              COM              478160104     1020    17950 SH       SOLE                    17950        0        0
JPMORGAN CHASE & CO            COM              46625H100     4919   144201 SH       SOLE                   144201        0        0
KOHLS CORP                     COM              500255104     4732   110699 SH       SOLE                   110699        0        0
MEDTRONIC INC                  COM              585055106     3876   111098 SH       SOLE                   111098        0        0
MILLIPORE CORP                 COM              601073109     4519    64368 SH       SOLE                    64368        0        0
NORTHERN TR CORP               COM              665859104      355     6620 SH       SOLE                     6620        0        0
NORTHROP GRUMMAN CORP          COM              666807102      228     5000 SH       SOLE                     5000        0        0
ORACLE CORP                    COM              68389X105     5817   271587 SH       SOLE                   271587        0        0
PEPSICO INC                    COM              713448108     3085    56135 SH       SOLE                    56135        0        0
PPL CORP                       COM              69351T106     4585   139116 SH       SOLE                   139116        0        0
PRECISION CASTPARTS CORP       COM              740189105     1737    23780 SH       SOLE                    23780        0        0
PROCTER & GAMBLE CO            COM              742718109     5449   106639 SH       SOLE                   106639        0        0
QUESTAR CORP                   COM              748356102     3190   102696 SH       SOLE                   102696        0        0
RAYTHEON CO                    COM NEW          755111507     4662   104939 SH       SOLE                   104939        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     3555   202655 SH       SOLE                   202655        0        0
SEMPRA ENERGY                  COM              816851109     6447   129902 SH       SOLE                   129902        0        0
ST JUDE MED INC                COM              790849103     3660    89058 SH       SOLE                    89058        0        0
STAPLES INC                    COM              855030102     3411   169044 SH       SOLE                   169044        0        0
TERADATA CORP DEL              COM              88076W103     5519   235532 SH       SOLE                   235532        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     5590   107576 SH       SOLE                   107576        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     5335   213587 SH       SOLE                   213587        0        0
US BANCORP DEL                 COM NEW          902973304     2545   142034 SH       SOLE                   142034        0        0
WAL MART STORES INC            COM              931142103     5042   104080 SH       SOLE                   104080        0        0
WESTERN UN CO                  COM              959802109      209    12750 SH       SOLE                    12750        0        0
WISCONSIN ENERGY CORP          COM              976657106      499    12250 SH       SOLE                    12250        0        0